Provision for post-employment benefits - Funded and Unfunded Pension Plans By Region (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	£ (159.0)	£ (183.4)	£ (205.4)
Present value of liabilities	(767.5)	(1,024.0)	(1,135.4)
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	0.3	33.7	31.5
North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(45.2)	(68.7)	(89.2)
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(79.4)	(104.6)	(107.7)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(34.7)	(43.8)	(40.0)
Funded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(23.8)	(13.3)	(32.0)
Present value of liabilities	(632.3)	(853.9)	(962.0)
Funded defined benefit plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	0.3	33.7	31.5
Present value of liabilities	(247.6)	(290.5)	(387.5)
Funded defined benefit plans [member] | North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	12.8	(4.6)	(21.4)
Present value of liabilities	(286.2)	(375.3)	(385.4)
Funded defined benefit plans [member] | Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(33.3)	(35.8)	(37.9)
Present value of liabilities	(77.6)	(168.4)	(173.3)
Funded defined benefit plans [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(3.6)	(6.6)	(4.2)
Present value of liabilities	(20.9)	(19.7)	(15.8)
Unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(135.2)	(170.1)	(173.4)
Present value of liabilities	(135.2)	(170.1)	(173.4)
Unfunded defined benefit plans [member] | North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(58.0)	(64.1)	(67.8)
Present value of liabilities	(58.0)	(64.1)	(67.8)
Unfunded defined benefit plans [member] | Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(46.1)	(68.8)	(69.8)
Present value of liabilities	(46.1)	(68.8)	(69.8)
Unfunded defined benefit plans [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(31.1)	(37.2)	(35.8)
Present value of liabilities	£ (31.1)	£ (37.2)	£ (35.8)